Debt - Liabilities in financing activities (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Liabilities in financing activities
Liabilities in financing activities at beginning of year	kr 286,149
Changes in liabilities arising from financing activities
Cash flow	20,782	kr (410)
Exchange-rate difference	(5,185)	7,951
Unrealized changes in fair value	3,567	5,261
Liabilities in financing activities at end of year	305,313	286,149
After application of IFRS 16
Liabilities in financing activities
Liabilities in financing activities at beginning of year		273,347
Senior debt
Liabilities in financing activities
Liabilities in financing activities at beginning of year	273,017
Changes in liabilities arising from financing activities
Cash flow	29,460	(4,420)
Exchange-rate difference	(17,004)	10,580
Unrealized changes in fair value	1,989	9,010
Liabilities in financing activities at end of year	287,462	273,017
Senior debt | After application of IFRS 16
Liabilities in financing activities
Liabilities in financing activities at beginning of year		257,847
Lease liability
Liabilities in financing activities
Liabilities in financing activities at beginning of year	44
Changes in liabilities arising from financing activities
Cash flow	(27)	(39)
Unrealized changes in fair value	2	(12)
Liabilities in financing activities at end of year	19	44
Lease liability | After application of IFRS 16
Liabilities in financing activities
Liabilities in financing activities at beginning of year		95
Derivatives
Liabilities in financing activities
Liabilities in financing activities at beginning of year	13,088
Changes in liabilities arising from financing activities
Cash flow	(8,651)	4,049
Exchange-rate difference	11,819	(2,629)
Unrealized changes in fair value	1,576	(3,737)
Liabilities in financing activities at end of year	kr 17,832	13,088
Derivatives | After application of IFRS 16
Liabilities in financing activities
Liabilities in financing activities at beginning of year		kr 15,405